Document and Entity Information	Sep. 09, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000880631
Document Type	8-K
Document Period End Date	Sep. 09, 2021
Entity Registrant Name	WisdomTree Investments, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-10932
Entity Tax Identification Number	13-3487784
Entity Address, Address Line One	230 Park Avenue
Entity Address, Address Line Two	3/4 Floor West
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10169
City Area Code	(212)
Local Phone Number	801-2080
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	WETF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false